Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Leases
The Company and its subsidiaries lease office and manufacturing facilities, computer equipment and software under various operating arrangements. Certain of the leases are subject to escalation clauses and renewal periods. The Company and its subsidiaries recognize lease expense, including predetermined fixed escalations, on a straight-line basis over the initial term of the lease including reasonably assured renewal periods from the time that the Company and its subsidiaries control the leased property.
The future minimum rental commitments at December 31, 2015 under operating leases having an initial or remaining non-cancelable term of one year or more are as follows (in thousands):

2016	$10,146
2017	8,205
2018	7,016
2019	5,251
2020	4,984
Thereafter	28,836
$64,438

The Company’s rent expense for the fiscal years ended December 31, 2015, 2014 and 2013 totaled $10.7 million, $9.1 million and $9.0 million, respectively.
Legal Proceedings
In the normal course of business, the Company and its subsidiaries are involved in various claims and legal proceedings. While the ultimate resolution of these matters has yet to be determined, the Company does not believe that any unfavorable outcomes will have a material adverse effect on the Company’s consolidated financial position or results of operations.